Consolidated Statements Of Changes In Equity $ in Thousands, ₩ in Millions	KRW (₩)	USD ($)	Owner's equity KRW (₩)	Owner's equity USD ($)	Capital Stock KRW (₩)	Capital Stock USD ($)	Hybrid securities KRW (₩)	Hybrid securities USD ($)	Capital surplus KRW (₩)	Capital surplus USD ($)	Other equity KRW (₩)	Other equity USD ($)	Retained earnings KRW (₩)	Retained earnings USD ($)	Non-controlling interest KRW (₩)	Non-controlling interest USD ($)
Balance at beginnig at Dec. 31, 2014	₩ 18,093,425		₩ 17,983,501		₩ 3,381,392		₩ 2,538,823		₩ 291,066		₩ (2,393,138)		₩ 14,165,358		₩ 109,924
Changes in equity [Abstract]
Net income	1,075,392		1,059,157										1,059,157		16,235
Dividends	(505,776)		(504,952)										(504,952)		(824)
Gain (loss) on valuation of available-for-sale financial assets	72,297		73,691								73,691				(1,394)
Share of other comprehensive gain (loss) of joint ventures and associates	3,295		3,295								3,295
Gain on foreign currencies translation of foreign operations	33,837		36,932								36,932				(3,095)
Remeasurement of the net defined benefit liability	(78,267)		(78,204)								(78,204)				(63)
Dividends to hybrid securities	(183,320)		(183,320)										(183,320)
Issuance of hybrid securities	795,179		795,179				795,179
Change in ownership interest of investments in consolidated subsidiaries and others	3,853		3,193						3,193						660
Appropriation of merger losses											806,640		(806,640)
Retirement of treasury stock											3,481		(3,481)
Balance at end at Dec. 31, 2015	19,309,915		19,188,472		3,381,392		3,334,002		294,259		(1,547,303)		13,726,122		121,443
Changes in equity [Abstract]
Net income	1,277,533		1,261,266										1,261,266		16,267
Dividends	(169,603)		(168,317)										(168,317)		(1,286)
Changes in capital surplus of consolidated subsidiaries	2		2						(7,928)		7,930
Changes in non-controlling interests due to acquisition of subsidiary	16,823														16,823
Gain (loss) on valuation of available-for-sale financial assets	12,586		12,296								12,296				290
Share of other comprehensive gain (loss) of joint ventures and associates	(7,937)		(7,937)								(7,937)
Gain on foreign currencies translation of foreign operations	28,712		22,436								22,436				6,276
Remeasurement of the net defined benefit liability	34,162		34,182								34,182				(20)
Gain (loss) on valuation of cash flow hedge	10,371		10,371								10,371
Dividends to hybrid securities	(206,515)		(206,515)										(206,515)
Issuance of hybrid securities	549,904		549,904				549,904
Redemption of hybrid securities	(310,000)		(310,000)				(309,010)						(990)
Balance at end at Dec. 31, 2016	20,545,953	$ 19,248,236	20,386,160	$ 19,098,536	3,381,392	$ 3,167,818	3,574,896	$ 3,349,100	286,331	$ 268,246	(1,468,025)	$ (1,375,303)	14,611,566	$ 13,688,675	159,793	$ 149,700
Changes in equity [Abstract]
Net income	1,530,088	1,433,445	1,512,148	1,416,638									1,512,148	1,416,638	17,940	16,807
Dividends	(338,190)	(316,829)	(336,636)	(315,373)									(336,636)	(315,373)	(1,554)	(1,456)
Subsidiary capital increase	36,083	33,805	(451)	(422)					(451)	(422)					36,534	34,227
Gain (loss) on valuation of available-for-sale financial assets	(84,498)	(79,161)	(85,051)	(79,679)							(85,051)	(79,679)			553	518
Share of other comprehensive gain (loss) of joint ventures and associates	612	574	612	574							612	574
Gain on foreign currencies translation of foreign operations	(208,329)	(195,171)	(194,347)	(182,072)							(194,347)	(182,072)			(13,982)	(13,099)
Remeasurement of the net defined benefit liability	10,497	9,834	10,773	10,092							10,773	10,092			(276)	(258)
Gain (loss) on valuation of cash flow hedge	777	728	777	728							777	728
Equity related to assets held for sale	4,145	3,883	4,145	3,883							4,145	3,883
Dividends to hybrid securities	(167,072)	(156,519)	(167,072)	(156,519)									(167,072)	(156,519)
Issuance of hybrid securities	559,565	524,222	559,565	524,222			559,565	524,222
Redemption of hybrid securities	(1,324,731)	(1,241,059)	(1,324,731)	(1,241,059)			(1,116,573)	(1,046,049)			(208,158)	(195,010)
Balance at end at Dec. 31, 2017	₩ 20,564,900	$ 19,265,988	₩ 20,365,892	$ 19,079,549	₩ 3,381,392	$ 3,167,818	₩ 3,017,888	$ 2,827,273	₩ 285,880	$ 267,824	₩ (1,939,274)	$ (1,816,787)	₩ 15,620,006	$ 14,633,421	₩ 199,008	$ 186,439